Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents.
Cash at banks	€ 1,239,993	€ 907,939	€ 358,016
Term deposits	895,194	953,677	733,537
Money market funds	0	0	199,243
Total cash and cash equivalents	2,135,187	1,861,616	1,290,796
Cash and cash equivalents classified as assets held for sale	7,884	0	0
Total cash and cash equivalents	€ 2,143,071	€ 1,861,616	€ 1,290,796	€ 1,151,211